JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 49.8%	Shares	Value
Communication Services - 4.2%
Alphabet, Inc. - Class A	63,204	$ 10,482,383
AT&T, Inc.	13,728	302,016
Meta Platforms, Inc. - Class A	7,372	4,220,028
T-Mobile US, Inc.	15,000	3,095,400
		18,099,827
Consumer Discretionary - 6.0%
Amazon.com, Inc. (a)	31,310	5,833,992
Boot Barn Holdings, Inc. (a)	4,567	763,968
Deckers Outdoor Corporation (a)	10,800	1,722,060
Home Depot, Inc. (The)	12,961	5,251,797
Installed Building Products, Inc.	5,071	1,248,835
Kontoor Brands, Inc.	5,392	440,958
M/I Homes, Inc. (a)	20,189	3,459,587
McDonald's Corporation	18,350	5,587,759
TJX Companies, Inc. (The)	15,000	1,763,100
		26,072,056
Consumer Staples - 3.1%
Casey's General Stores, Inc.	2,752	1,033,954
Ingredion, Inc.	2,989	410,778
Procter & Gamble Company (The)	31,100	5,386,520
Walmart, Inc.	85,000	6,863,750
		13,695,002
Energy - 1.6%
Chevron Corporation	20,000	2,945,400
Exxon Mobil Corporation	15,605	1,829,218
Shell plc - ADR	10,600	699,070
Valero Energy Corporation	10,032	1,354,621
		6,828,309
Financials - 6.1%
Arthur J. Gallagher & Company	9,295	2,615,334
Bancorp, Inc. (The) (a)	24,149	1,291,972
Berkshire Hathaway, Inc. - Class B (a)	7,007	3,225,042
BlackRock, Inc.	1,642	1,559,095
Enova International, Inc. (a)	49,844	4,176,429
Goldman Sachs Group, Inc. (The)	4,377	2,167,097

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 49.8% (Continued)	Shares	Value
Financials - 6.1% (Continued)
JPMorgan Chase & Company	30,926	$ 6,521,056
MGIC Investment Corporation	31,967	818,355
Nelnet, Inc. - Class A	15,000	1,699,200
Primerica, Inc.	2,086	553,103
Regions Financial Corporation	67,706	1,579,581
WisdomTree, Inc.	13,100	130,869
		26,337,133
Health Care - 6.5%
Abbott Laboratories	19,650	2,240,297
AbbVie, Inc.	14,792	2,921,125
AstraZeneca plc - ADR	47,495	3,700,335
Cigna Group (The)	2,439	844,967
Danaher Corporation	9,000	2,502,180
Elevance Health, Inc.	4,282	2,226,640
Eli Lilly & Company	5,209	4,614,861
Halozyme Therapeutics, Inc. (a)	6,335	362,615
Johnson & Johnson	10,625	1,721,888
Novo Nordisk A/S - ADR	3,757	447,346
Pfizer, Inc.	11,731	339,495
Thermo Fisher Scientific, Inc.	5,000	3,092,850
UnitedHealth Group, Inc.	5,000	2,923,400
Zoetis, Inc.	2,550	498,219
		28,436,218
Industrials - 5.2%
ABB Ltd. - ADR	34,656	2,007,276
Caterpillar, Inc.	10,762	4,209,233
Eaton Corporation plc	19,000	6,297,360
Generac Holdings, Inc. (a)	2,492	395,929
Lockheed Martin Corporation	2,220	1,297,723
Northrop Grumman Corporation	2,740	1,446,912
Ryder System, Inc.	2,798	407,948
Schneider Electric SE - ADR	14,004	738,431
Union Pacific Corporation	8,562	2,110,362
United Rentals, Inc.	4,500	3,643,785
		22,554,959

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 49.8% (Continued)	Shares	Value
Information Technology - 14.2%
Accenture plc - Class A	3,500	$ 1,237,180
Apple, Inc.	52,282	12,181,706
ASML Holding N.V.	2,632	2,193,114
Broadcom, Inc.	19,723	3,402,218
Insight Enterprises, Inc. (a)	22,500	4,846,275
Jabil, Inc.	19,148	2,294,505
Mastercard, Inc. - Class A	9,000	4,444,200
Microsoft Corporation	39,575	17,029,123
Nova Ltd. (a)	14,166	2,951,344
NVIDIA Corporation	88,791	10,782,779
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,534	613,750
		61,976,194
Materials - 0.7%
Avery Dennison Corporation	8,000	1,766,080
Linde plc	1,757	837,843
Nucor Corporation	3,698	555,957
		3,159,880
Real Estate - 0.8%
American Tower Corporation	5,050	1,174,427
CBRE Group, Inc. - Class A (a)	11,418	1,421,313
Prologis, Inc.	8,135	1,027,288
		3,623,028
Utilities - 1.4%
American Electric Power Company, Inc.	26,994	2,769,584
Iberdrola S.A. - ADR	22,276	1,380,889
NextEra Energy, Inc.	21,384	1,807,590
		5,958,063

Total Common Stocks (Cost $103,579,217)		$ 216,740,669

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 4.6%	Shares	Value
Consumer Discretionary Select Sector SPDR® Fund	11,907	$ 2,385,806
iShares Gold Trust (a)	209,455	10,409,913
iShares Russell 2000 ETF	25,000	5,522,250
Technology Select Sector SPDR® Fund	7,000	1,580,320
Total Exchange-Traded Funds (Cost $11,943,497)		$ 19,898,289

CORPORATE BONDS - 9.8%	Par Value	Value
Communication Services - 0.7%
AT&T, Inc., 2.950%, due 07/15/26	$ 1,000,000	$ 978,992
Comcast Corporation, 5.350%, due 11/15/27	2,000,000	2,080,386
		3,059,378
Consumer Discretionary - 0.2%
Ross Stores, Inc., 4.700%, due 04/15/27	1,000,000	1,007,728

Consumer Staples - 1.1%
Kroger Company (The), 4.900%, due 09/15/31	1,000,000	1,006,466
Tyson Foods, Inc., 4.000%, due 03/01/26	1,500,000	1,492,050
Walmart, Inc., 5.250%, due 09/01/35	2,000,000	2,173,173
		4,671,689
Energy - 0.2%
BP Capital Markets America, Inc., 4.234%, due 11/06/28	1,000,000	1,003,589

Financials – 4.1%
Bank of America Corporation,
1.250%, due 09/24/26	2,000,000	1,872,021
5.000%, due 06/22/27	1,000,000	997,081
Bank of Montreal, 2.000%, due 12/22/26	2,500,000	2,359,836
Citigroup, Inc., 3.875%, due 03/26/25	2,000,000	1,989,344
Goldman Sachs Group, Inc. (The), 3.500%, due 04/01/25	1,000,000	993,810
John Deere Capital Corporation, 5.100%, due 04/11/34	4,000,000	4,188,265
JPMorgan Chase & Company, 4.800%, due 07/29/27	2,000,000	2,031,518
Royal Bank of Canada, 5.773%, due 02/14/25	1,000,000	999,066
State Street Corporation, 5.272%, due 08/03/26	2,000,000	2,042,368
		17,473,309

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 9.8% (Continued)	Par Value	Value
Health Care - 1.3%
Cigna Group (The), 5.125%, due 05/15/31	$ 1,000,000	$ 1,039,193
CVS Health Corporation, 5.400%, due 06/01/29	2,500,000	2,593,338
UnitedHealth Group, Inc., 5.000%, due 04/15/34	2,000,000	2,065,037
		5,697,568
Industrials - 0.8%
Caterpillar, Inc., 8.250%, due 12/15/38	1,000,000	1,332,244
Trane Technologies Financing Ltd., 5.100%, due 06/13/34	2,000,000	2,084,268
		3,416,512
Information Technology - 0.8%
Apple, Inc., 2.050%, due 09/11/26	2,500,000	2,419,356
PayPal Holdings, Inc., 2.650%, due 10/01/26	1,000,000	974,137
		3,393,493
Materials - 0.2%
Air Products & Chemicals, Inc., 4.850%, due 02/08/34	1,000,000	1,031,178

Utilities - 0.4%
Kentucky Utilities Company, 5.125%, due 11/01/40	1,000,000	1,003,904
NextEra Energy Capital Holdings, Inc., 1.875%, due 01/15/27	1,000,000	949,683
		1,953,587

Total Corporate Bonds (Cost $42,145,163)		$ 42,708,031

MORTGAGE-BACKED SECURITIES - 2.8%	Par Value	Value
Federal National Mortgage Association - 2.8%
3.500%, due 09/01/33	$ 2,670,929	$ 2,612,754
3.500%, due 05/25/47	227,517	220,187
2.500%, due 01/01/57	10,909,938	9,417,840
Total Mortgage-Backed Securities (Cost $13,442,623)		$ 12,250,781

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCIES - 4.6%	Par Value	Value
Federal Farm Credit Bank - 1.8%
0.670%, due 08/04/25	$ 2,000,000	$ 1,942,943
2.750%, due 11/06/26	5,725,000	5,617,656
		7,560,599
Federal Home Loan Bank - 2.8%
3.000%, due 12/30/24	1,000,000	996,288
3.125%, due 04/29/25	2,500,000	2,481,867
4.050%, due 07/28/25	2,000,000	1,994,591
0.580%, due 09/11/25	2,000,000	1,931,086
1.020%, due 09/17/26	2,500,000	2,367,924
5.000%, due 06/26/29	2,500,000	2,522,651
		12,294,407

Total U.S. Government & Agencies (Cost $20,214,877)		$ 19,855,006

U.S. TREASURY OBLIGATIONS - 26.8%	Par Value	Value
U.S. Treasury Bonds - 9.5%
5.375%, due 02/15/31	$ 20,000,000	$ 22,032,031
3.625%, due 02/15/44	10,000,000	9,229,688
4.250%, due 02/15/54	10,000,000	10,190,625
		41,452,344
U.S. Treasury Notes - 17.3%
4.500%, due 11/30/24	27,500,000	27,488,990
5.000%, due 09/30/25	5,000,000	5,049,258
2.375%, due 05/15/27	10,000,000	9,696,484
5.500%, due 08/15/28	15,000,000	16,095,703
4.125%, due 11/15/32	1,000,000	1,028,633
4.375%, due 05/15/34	15,000,000	15,691,406
		75,050,474

Total U.S. Treasury Obligations (Cost $113,661,901)		$ 116,502,818

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.3%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.79% (b) (Cost $5,733,178)	5,733,178	$ 5,733,178

Total Investments at Value - 99.7% (Cost $310,720,456)		$ 433,688,772

Other Assets in Excess of Liabilities - 0.3%		1,374,283

Net Assets - 100.0%		$ 435,063,055

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

ADR - American Depository Receipt.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 94.7%	Shares	Value
Consumer Discretionary - 14.7%
Academy Sports & Outdoors, Inc.	4,504	$ 262,853
Beazer Homes USA, Inc. (a)	14,370	491,023
Boot Barn Holdings, Inc. (a)	4,647	777,350
Brinker International, Inc. (a)	22,182	1,697,588
Buckle, Inc. (The)	9,450	415,517
Deckers Outdoor Corporation (a)	3,840	612,288
Kontoor Brands, Inc.	4,564	373,244
M/I Homes, Inc. (a)	2,458	421,203
Patrick Industries, Inc.	6,190	881,270
Urban Outfitters, Inc. (a)	10,454	400,493
Winmark Corporation	1,921	735,609
YETI Holdings, Inc. (a)	13,361	548,202
		7,616,640
Consumer Staples - 6.3%
Andersons, Inc. (The)	9,421	472,369
Casey's General Stores, Inc.	809	303,949
Central Garden & Pet Company - Class A (a)	12,095	379,783
Coca-Cola Consolidated, Inc.	990	1,303,236
Ingles Markets, Inc. - Class A	7,122	531,301
PriceSmart, Inc.	2,860	262,491
		3,253,129
Energy - 3.0%
Chord Energy Corporation	1,480	192,740
HF Sinclair Corporation	8,907	396,985
Magnolia Oil & Gas Corporation - Class A	19,100	466,422
Matador Resources Company	6,600	326,172
Par Pacific Holdings, Inc. (a)	10,540	185,504
		1,567,823
Financials - 24.5%
American Financial Group, Inc.	2,630	353,998
Assured Guaranty Ltd.	10,300	819,056
Axos Financial, Inc. (a)	6,132	385,580
Bancorp, Inc. (The) (a)	7,299	390,497
Enova International, Inc. (a)	17,830	1,493,976
Evercore, Inc. - Class A	6,730	1,704,978

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Financials - 24.5% (Continued)
EZCORP, Inc. - Class A (a)	38,400	$ 430,464
Federated Hermes, Inc.	7,849	288,608
First BanCorporation	47,750	1,010,867
Houlihan Lokey, Inc.	6,300	995,526
LPL Financial Holdings, Inc.	671	156,095
MGIC Investment Corporation	37,900	970,240
Piper Sandler Companies	6,085	1,726,984
Radian Group, Inc.	26,798	929,623
SouthState Corporation	5,620	546,152
WisdomTree, Inc.	48,595	485,464
		12,688,108
Health Care - 10.6%
Alkermes plc (a)	9,050	253,310
ANI Pharmaceuticals, Inc. (a)	4,050	241,623
Corcept Therapeutics, Inc. (a)	18,033	834,566
Dynavax Technologies Corporation (a)	55,014	612,856
Halozyme Therapeutics, Inc. (a)	10,595	606,458
Innoviva, Inc. (a)	44,092	851,416
Integer Holdings Corporation (a)	5,696	740,480
National HealthCare Corporation	3,545	445,855
Option Care Health, Inc. (a)	10,500	328,650
Supernus Pharmaceuticals, Inc. (a)	17,531	546,617
		5,461,831
Industrials - 9.4%
Allegiant Travel Company	4,605	253,551
Applied Industrial Technologies, Inc.	1,593	355,446
Boise Cascade Company	4,976	701,517
FTI Consulting, Inc. (a)	5,610	1,276,612
Generac Holdings, Inc. (a)	4,288	681,277
Hillenbrand, Inc.	13,136	365,181
Ryder System, Inc.	3,873	564,683
WESCO International, Inc.	3,831	643,531
		4,841,798
Information Technology - 9.0%
Avnet, Inc.	8,250	448,058
Axcelis Technologies, Inc. (a)	3,952	414,367

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value
Information Technology - 9.0% (Continued)
Concentrix Corporation	2,500	$ 128,125
Insight Enterprises, Inc. (a)	3,605	776,481
Nova Ltd. (a)	3,000	625,020
PC Connection, Inc.	17,500	1,320,025
Progress Software Corporation	5,935	399,841
TD SYNNEX Corporation	1,100	132,088
Vishay Intertechnology, Inc.	22,486	425,210
		4,669,215
Materials - 5.2%
Cleveland-Cliffs, Inc. (a)	24,575	313,822
Graphic Packaging Holding Company	15,189	449,443
Innospec, Inc.	5,286	597,794
Olympic Steel, Inc.	5,550	216,450
Radius Recycling, Inc. - Class A	13,820	256,223
Warrior Met Coal, Inc.	13,785	880,861
		2,714,593
Real Estate - 8.9%
Agree Realty Corporation	10,755	810,174
DigitalBridge Group, Inc.	36,110	510,234
Forestar Group, Inc. (a)	18,835	609,689
National Storage Affiliates Trust	21,991	1,059,966
Sabra Health Care REIT, Inc.	19,667	366,003
STAG Industrial, Inc.	8,912	348,370
Terreno Realty Corporation	7,950	531,299
Xenia Hotels & Resorts, Inc.	25,153	371,510
		4,607,245
Utilities - 3.1%
IDACORP, Inc.	4,183	431,225
Otter Tail Corporation	8,253	645,054
Portland General Electric Company	10,455	500,795
		1,577,074

Total Common Stocks (Cost $31,454,107)		$ 48,997,456

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 2.0%	Par Value	Value
U.S. Treasury Bills (b) - 2.0%
4.917%, due 10/03/24 (Cost $999,739)	$ 1,000,000	$ 999,742

MONEY MARKET FUNDS - 3.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.79% (c) (Cost $1,815,193)	1,815,193	$ 1,815,193

Total Investments at Value - 100.2% (Cost $34,269,039)		$ 51,812,391

Liabilities in Excess of Other Assets - (0.2%)		(91,693)

Net Assets - 100.0%		$ 51,720,698

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at time of purchase.
(c)	The rate shown is the 7-day effective yield as of September 30, 2024.

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Consumer Discretionary - 13.2%
Caleres, Inc.	2,845	$ 94,027
Century Communities, Inc.	4,662	480,093
Haverty Furniture Companies, Inc.	13,509	371,092
Hovnanian Enterprises, Inc. - Class A (a)	900	183,933
M/I Homes, Inc. (a)	4,097	702,061
MarineMax, Inc. (a)	5,750	202,803
Modine Manufacturing Company (a)	4,078	541,518
Patrick Industries, Inc.	4,044	575,744
Shoe Carnival, Inc.	12,950	567,858
Standard Motor Products, Inc.	5,625	186,750
Zumiez, Inc. (a)	4,568	97,298
		4,003,177
Consumer Staples - 4.3%
Central Garden & Pet Company - Class A (a)	16,385	514,489
Ingles Markets, Inc. - Class A	10,714	799,264
		1,313,753
Energy - 3.9%
Civitas Resources, Inc.	7,254	367,560
Dorian LPG Ltd.	19,032	655,081
Vital Energy, Inc. (a)	5,814	156,397
		1,179,038
Financials - 27.9%
Banco Latinoamericano de Comercio Exterior S.A. - Class E	3,372	109,556
Bancorp, Inc. (The) (a)	6,900	369,150
Donnelley Financial Solutions, Inc. (a)	16,726	1,101,073
Enova International, Inc. (a)	16,099	1,348,935
Federal Agricultural Mortgage Corporation - Class C	5,967	1,118,276
Investar Holding Corporation	8,542	165,715
Merchants Bancorp	23,196	1,042,892
Nelnet, Inc. - Class A	5,646	639,579
OFG Bancorp	25,456	1,143,484
Piper Sandler Companies	4,690	1,331,068
Skyward Specialty Insurance Group, Inc. (a)	2,632	107,201
		8,476,929

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Health Care - 11.2%
Artivion, Inc. (a)	6,753	$ 179,765
Cartesian Therapeutics, Inc. (a)	94,737	947
Dynavax Technologies Corporation (a)	11,764	131,051
Innoviva, Inc. (a)	20,082	387,783
Integer Holdings Corporation (a)	6,396	831,480
iRadimed Corporation	2,400	120,696
iTeos Therapeutics, Inc. (a)	3,964	40,472
Kiniksa Pharmaceuticals International plc (a)	6,909	172,657
LeMaitre Vascular, Inc.	2,165	201,107
OraSure Technologies, Inc. (a)	9,526	40,676
Pennant Group, Inc. (The) (a)	5,582	199,277
PetIQ, Inc. (a)	3,617	111,295
Semler Scientific, Inc. (a)	2,765	65,116
SIGA Technologies, Inc.	52,400	353,700
Tactile Systems Technology, Inc. (a)	4,236	61,888
UFP Technologies, Inc. (a)	1,193	377,823
Zymeworks, Inc. (a)	10,578	132,754
		3,408,487
Industrials - 13.5%
ACCO Brands Corporation	74,997	410,234
Acme United Corporation	2,095	87,236
ArcBest Corporation	5,285	573,158
Boise Cascade Company	2,500	352,450
Columbus McKinnon Corporation	2,198	79,128
CRA International, Inc.	3,384	593,283
Cross Country Healthcare, Inc. (a)	4,213	56,623
Genco Shipping & Trading Ltd.	8,000	156,000
GEO Group, Inc. (The) (a)	7,691	98,829
Heidrick & Struggles International, Inc.	3,400	132,124
Insteel Industries, Inc.	3,500	108,815
Kforce, Inc.	2,400	147,480
Northwest Pipe Company (a)	3,394	153,171
Powell Industries, Inc.	389	86,354
Quanex Building Products Corporation	3,890	107,948
Shyft Group, Inc. (The)	6,336	79,517
Sterling Infrastructure, Inc. (a)	604	87,592

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Industrials - 13.5% (Continued)
Transcat, Inc. (a)	2,200	$ 265,694
V2X, Inc. (a)	6,950	388,227
Wabash National Corporation	7,214	138,436
		4,102,299
Information Technology - 16.5%
Cohu, Inc. (a)	8,022	206,165
ePlus, Inc. (a)	4,600	452,364
Insight Enterprises, Inc. (a)	4,631	997,470
Nova Ltd. (a)	7,543	1,571,510
PC Connection, Inc.	12,184	919,039
Photronics, Inc. (a)	22,198	549,622
ScanSource, Inc. (a)	3,090	148,413
Vishay Precision Group, Inc. (a)	6,384	165,346
		5,009,929
Materials - 5.7%
Haynes International, Inc.	2,510	149,445
Innospec, Inc.	2,821	319,027
Radius Recycling, Inc. - Class A	13,227	245,229
United States Lime & Minerals, Inc.	10,350	1,010,781
		1,724,482
Real Estate - 1.1%
PotlatchDeltic Corporation	7,517	338,641

Utilities - 0.7%
Clearway Energy, Inc. - Class C	7,332	224,946

Total Common Stocks (Cost $15,882,830)		$ 29,781,681

JAMES MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.79% (b) (Cost $646,098)	646,098	$ 646,098

Total Investments at Value - 100.1% (Cost $16,528,928)		$ 30,427,779

Liabilities in Excess of Other Assets - (0.1%)		(25,656)

Net Assets - 100.0%		$ 30,402,123

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 81.1%	Shares	Value
Communication Services - 8.7%
Alphabet, Inc. - Class A	4,450	$ 738,033
AT&T, Inc.	13,250	291,500
Meta Platforms, Inc. - Class A	1,200	686,928
T-Mobile US, Inc.	2,300	474,628
		2,191,089
Consumer Discretionary - 9.4%
Amazon.com, Inc. (a)	600	111,798
Crocs, Inc. (a)	2,200	318,582
Deckers Outdoor Corporation (a)	4,050	645,772
Home Depot, Inc. (The)	700	283,640
M/I Homes, Inc. (a)	2,000	342,720
McDonald's Corporation	1,000	304,510
Tractor Supply Company	1,205	350,571
		2,357,593
Consumer Staples - 4.0%
Coca-Cola Consolidated, Inc.	50	65,820
Costco Wholesale Corporation	250	221,630
Procter & Gamble Company (The)	1,700	294,440
Walmart, Inc.	5,100	411,825
		993,715
Energy - 4.5%
Cheniere Energy, Inc.	845	151,965
Chevron Corporation	2,000	294,540
Matador Resources Company	5,000	247,100
Petroleo Brasileiro S.A. - ADR	20,000	288,200
Valero Energy Corporation	1,000	135,030
		1,116,835
Financials - 11.5%
Bancorp, Inc. (The) (a)	4,900	262,150
BlackRock, Inc.	500	474,755
Charles Schwab Corporation (The)	3,000	194,430
Enova International, Inc. (a)	8,485	710,958
Goldman Sachs Group, Inc. (The)	955	472,830
JPMorgan Chase & Company	2,000	421,720
MGIC Investment Corporation	5,200	133,120

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 81.1% (Continued)	Shares	Value
Financials - 11.5% (Continued)
Primerica, Inc.	800	$ 212,120
		2,882,083
Health Care - 9.6%
AbbVie, Inc.	1,250	246,850
AstraZeneca plc - ADR	4,000	311,640
Cigna Group (The)	800	277,152
Eli Lilly & Company	525	465,118
Johnson & Johnson	1,295	209,868
Novo Nordisk A/S - ADR	2,000	238,140
UnitedHealth Group, Inc.	610	356,655
Zoetis, Inc.	1,595	311,631
		2,417,054
Industrials - 6.3%
ABB Ltd. - ADR	3,500	202,720
Caterpillar, Inc.	800	312,896
Deere & Company	435	181,539
Eaton Corporation plc	1,175	389,442
Lockheed Martin Corporation	415	242,592
Union Pacific Corporation	850	209,508
Veralto Corporation	275	30,762
		1,569,459
Information Technology - 19.9%
Apple, Inc.	3,225	751,425
ASML Holding N.V.	575	479,119
Broadcom, Inc.	3,000	517,500
Cadence Design Systems, Inc. (a)	1,975	535,284
Insight Enterprises, Inc. (a)	250	53,848
Jabil, Inc.	1,800	215,694
Mastercard, Inc. - Class A	735	362,943
Microsoft Corporation	1,650	709,995
NVIDIA Corporation	9,800	1,190,112
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,000	173,670
		4,989,590
Materials - 2.4%
CF Industries Holdings, Inc.	500	42,900
James Hardie Industries plc - ADR (a)	6,800	273,020

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 81.1% (Continued)	Shares	Value
Materials - 2.4% (Continued)
Linde plc	400	$ 190,744
Nucor Corporation	700	105,238
		611,902
Real Estate - 2.4%
Digital Realty Trust, Inc.	1,500	242,745
Prologis, Inc.	2,905	366,843
		609,588
Utilities - 2.4%
Iberdrola S.A. - ADR	2,300	142,577
NextEra Energy, Inc.	3,480	294,164
Sempra	2,000	167,260
		604,001

Total Common Stocks (Cost $11,719,622)		$ 20,342,909

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Value
Wisdom Tree India Earnings Fund ETF (Cost $191,903) (a)	4,000	$ 201,840

CORPORATE BONDS - 6.0%	Par Value	Value
Consumer Discretionary - 1.8%
Starbucks Corporation, 2.550%, due 11/15/30	$ 500,000	$ 452,936

Financials - 2.1%
Bank of Montreal, 2.000%, due 12/22/26	200,000	188,787
Citigroup, Inc., 3.875%, due 03/26/25	250,000	248,668
State Street Corporation, 5.272%, due 08/03/26	100,000	102,118
		539,573
Health Care - 1.4%
AstraZeneca plc, 0.700%, due 04/08/26	250,000	238,083
Cigna Group (The), 5.125%, due 05/15/31	100,000	103,919
		342,002

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 6.0% (Continued)	Par Value	Value
Information Technology - 0.7%
Automatic Data Processing, Inc., 1.250%, due 09/01/30	$ 200,000	$ 171,485

Total Corporate Bonds (Cost $1,600,624)		$ 1,505,996

U.S. GOVERNMENT & AGENCIES - 3.8%	Par Value	Value
Federal Farm Credit Bank - 1.9%
0.670%, due 08/04/25	$ 500,000	$ 485,736

Federal National Mortgage Association - 1.9%
0.560%, due 10/22/25	500,000	483,554

Total U.S. Government & Agencies (Cost $1,000,000)		$ 969,290

U.S. TREASURY OBLIGATIONS - 7.0%	Par Value	Value
U.S. Treasury Bills (b) - 0.8%
5.009%, due 01/23/25	$ 200,000	$ 197,192

U.S. Treasury Bonds - 3.7%
3.625%, due 02/15/44	100,000	92,297
2.250%, due 08/15/49	750,000	519,580
4.250%, due 02/15/54	300,000	305,719
		917,596
U.S. Treasury Notes - 2.5%
1.125%, due 02/28/25	300,000	295,939
2.625%, due 02/15/29	250,000	240,381
4.375%, due 05/15/34	100,000	104,609
		640,929

Total U.S. Treasury Obligations (Cost $1,710,271)		$ 1,755,717

JAMES AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.79% (c) (Cost $117,559)	117,559	$ 117,559

Total Investments at Value - 99.2% (Cost $16,339,979)		$ 24,893,311

Other Assets in Excess of Liabilities - 0.8%		198,916

Net Assets - 100.0%		$ 25,092,227

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at time of purchase.
(c)	The rate shown is the 7-day effective yield as of September 30, 2024.

ADR - American Depository Receipt.